Buffalo Blue Chip Growth Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 94.4%	Shares	Value
Communication Services - 12.6%
Diversified Telecommunication Services - 0.2%
Space Exploration Technologies Corp. - Class A (a)	2,100	$ 358,806

Entertainment - 1.1%
Netflix, Inc. (a)	17,175	1,226,295
Spotify Technology SA (a)	1,450	665,738
		1,892,033
Interactive Media & Services - 11.3%
Alphabet, Inc. - Class A	43,675	15,608,135
Meta Platforms, Inc. - Class A	9,365	5,275,211
		20,883,346
Total Communication Services		23,134,185

Consumer Discretionary - 9.2%
Automobiles - 1.6%
Tesla, Inc. (a)	7,100	2,986,260

Broadline Retail - 4.6%
Amazon.com, Inc. (a)	35,900	8,556,406

Hotels, Restaurants & Leisure - 1.3%
Booking Holdings, Inc.	2,500	445,600
Hilton Worldwide Holdings, Inc.	3,750	1,239,225
Yum! Brands, Inc.	4,275	683,402
		2,368,227
Specialty Retail - 1.7%
Home Depot, Inc.	3,635	1,281,992
O'Reilly Automotive, Inc. (a)	10,370	954,973
TJX Companies, Inc.	5,520	836,280
		3,073,245
Total Consumer Discretionary		16,984,138

Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 1.2%
Costco Wholesale Corp.	1,200	1,122,564
Walmart, Inc.	9,150	1,036,329
Total Consumer Staples		2,158,893

Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
APA Corp.	12,425	404,682
Exxon Mobil Corp.	9,025	1,233,898
Shell PLC - ADR	6,900	535,026
Total Energy		2,173,606

Financials - 5.7%
Banks - 0.4%
JPMorgan Chase & Co.	2,150	703,759

Capital Markets - 1.3%
Ameriprise Financial, Inc.	1,450	665,202

Goldman Sachs Group, Inc.	1,100	1,112,507
Interactive Brokers Group, Inc. - Class A	6,725	585,344
		2,363,053
Financial Services - 3.5%
Berkshire Hathaway, Inc. - Class B (a)	2,875	1,438,621
Mastercard, Inc. - Class A	5,225	2,683,560
Visa, Inc. - Class A	7,090	2,432,508
		6,554,689
Insurance - 0.5%
Arthur J. Gallagher & Co.	3,950	906,802
Total Financials		10,528,303

Health Care - 7.7%
Biotechnology - 1.9%
AbbVie, Inc.	5,375	1,352,565
Amgen, Inc.	1,775	642,763
Argenx SE - ADR (a)	675	626,245
Vertex Pharmaceuticals, Inc. (a)	1,725	856,859
		3,478,432
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	12,875	1,168,278
Intuitive Surgical, Inc. (a)	1,150	457,332
Stryker Corp.	2,175	684,777
		2,310,387
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.	2,100	872,823

Life Sciences Tools & Services - 0.7%
Danaher Corp.	2,800	533,344
Thermo Fisher Scientific, Inc.	1,495	749,533
		1,282,877
Pharmaceuticals - 3.4%
Eli Lilly & Co.	4,225	5,067,592
Johnson & Johnson	4,925	1,250,802
		6,318,394
Total Health Care		14,262,913

Industrials - 6.9%
Aerospace & Defense - 2.5%
Airbus SE - ADR	12,575	699,170
Boeing Co. (a)	4,400	952,468
General Electric Co.	6,570	2,455,406
Honeywell Aerospace, Inc. (a)	2,363	522,302
		4,629,346
Building Products - 0.5%
Trane Technologies PLC	2,025	994,599

Electrical Equipment - 1.3%
Bloom Energy Corp. - Class A (a)	1,350	408,645
Eaton Corp. PLC	1,225	521,997
GE Vernova, Inc.	925	1,086,745
Vertiv Holdings Co. - Class A	850	284,597
		2,301,984
Ground Transportation - 0.8%
Uber Technologies, Inc. (a)	9,475	683,716
Union Pacific Corp.	3,025	822,800
		1,506,516
Industrial Conglomerates - 0.3%

Honeywell International, Inc.	2,363	528,964

Machinery - 1.5%
Parker-Hannifin Corp.	1,250	1,222,650
Westinghouse Air Brake Technologies Corp.	4,050	1,091,880
Xylem, Inc.	3,875	458,064
		2,772,594
Total Industrials		12,734,003

Information Technology - 47.9% (b)
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	3,775	641,297
Cisco Systems, Inc.	4,650	546,189
Lumentum Holdings, Inc. (a)	975	836,608
		2,024,094
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp. - Class A	7,175	1,265,096
Corning, Inc.	5,625	1,436,794
		2,701,890
IT Services - 1.2%
Cloudflare, Inc. - Class A (a)	2,700	662,256
Shopify, Inc. - Class A (a)	7,350	839,223
Snowflake, Inc. - Class A (a)	2,500	636,250
		2,137,729
Semiconductors & Semiconductor Equipment - 25.6% (b)
Advanced Micro Devices, Inc. (a)	4,350	2,526,958
Applied Materials, Inc.	2,750	1,988,250
ASML Holding NV - NY Shares	780	1,551,763
Broadcom, Inc.	19,957	7,538,757
Cerebras Systems, Inc. - Class A (a)	1,725	381,225
Lam Research Corp.	1,025	444,163
Marvell Technology, Inc.	2,675	796,856
Micron Technology, Inc.	2,975	3,434,013
NVIDIA Corp.	118,725	23,755,685
NXP Semiconductors NV	2,725	765,807
SiTime Corp. (a)	1,000	745,560
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,350	2,077,430
Texas Instruments, Inc.	4,400	1,311,508
		47,317,975
Software - 8.4%
Cadence Design Systems, Inc. (a)	2,325	872,619
Microsoft Corp.	31,450	11,731,479
Oracle Corp.	3,800	556,890
Palo Alto Networks, Inc. (a)	4,510	1,538,000
ServiceNow, Inc. (a)	8,150	809,132
		15,508,120
Technology Hardware, Storage & Peripherals - 10.1%
Apple, Inc.	53,630	15,518,377
Everpure, Inc. - Class A (a)	5,525	435,315
Sandisk Corp. (a)	500	1,136,865
Seagate Technology Holdings PLC	725	699,625
Western Digital Corp.	1,475	942,112
		18,732,294
Total Information Technology		88,422,102

Materials - 1.7%
Chemicals - 1.0%
Ecolab, Inc.	1,850	515,428
Linde PLC	2,380	1,235,077

			1,750,505
Construction Materials - 0.4%
CRH PLC	7,700		823,900

Metals & Mining - 0.3%
BHP Group Ltd. - ADR	5,725		476,950
Total Materials			3,051,355

Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	3,800		602,794
TOTAL COMMON STOCKS (Cost $74,076,212)			174,052,292

OPEN-END FUNDS - 0.6%	Shares		Value
Baron Partners Fund - Institutional Class	3,944		1,154,055
TOTAL OPEN-END FUNDS (Cost $1,013,003)			1,154,055

EXCHANGE TRADED FUNDS - 0.5%	Shares		Value
State Street Consumer Staples Select Sector SPDR ETF	10,000		830,700
TOTAL EXCHANGE TRADED FUNDS (Cost $838,716)			830,700

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.6%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (c)	8,572,849		8,572,849
TOTAL MONEY MARKET FUNDS (Cost $8,572,849)			8,572,849

TOTAL INVESTMENTS - 100.1% (Cost $84,500,780)			184,609,896
Liabilities in Excess of Other Assets - (0.1)%		(0.00055)	(100,831)
TOTAL NET ASSETS - 100.0%			$ 184,509,065

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Buffalo Blue Chip Growth Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 174,052,292	$ –	$ –	$ 174,052,292
Open-End Funds	1,154,055	–	–	1,154,055
Exchange Traded Funds	830,700	–	–	830,700
Money Market Funds	8,572,849	–	–	8,572,849
Total Investments	$ 184,609,896	$ –	$ –	$ 184,609,896

Refer to the Schedule of Investments for further disaggregation of investment categories.